BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Cash	$ 23,795	$ 68,966
Cash held in trust account	36,623,491	36,627,014
Prepaid expenses	35,117	30,810
Total Current Assets	36,682,403	36,726,790
Non-current assets
Fixed assets	4,015	2,294
TOTAL ASSETS	36,686,418	36,729,084
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses	50,992	80,825
Due to related party	200,038	83,184
Deferred underwriters fees	1,022,833	1,022,833
Notes payable to stockholders	30,000	0
Total current liabilities	1,303,863	1,186,842
Ordinary shares, subject to possible redemption 3,031,969 shares at $10.02 per share	30,380,329	30,380,329
Stockholders' equity
Ordinary shares, $.001 par value (Authorized 50,000,000 shares; 4,894,983 shares issued and outstanding at June 30, 2012 and December 31, 2011)	1,863	1,863
Additional paid-in capital	5,774,786	5,685,171
Deficit accumulated during the development stage	(774,423)	(525,121)
Total stockholders' equity	5,002,226	5,161,913
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 36,686,418	$ 36,729,084